Investment properties (Details)	12 Months Ended
	Jun. 30, 2022 BRL (R$) ha	Sep. 30, 2021 ha	Jun. 30, 2021 BRL (R$)
Investment properties (Details) [Line Items]
Cost value of investment property (in Brazil Real) | R$	R$ 946,778		R$ 952,109
Hectares of area		1,157
Total investment properties	40.00%
Alto Taquari Farm [Member]
Investment properties (Details) [Line Items]
Sale of lands	2,566
Rio Do Meio Farm [Member]
Investment properties (Details) [Line Items]
Sale of lands	4,573